SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Land Use Rights - Narrative) (Details) (Land use rights [Member], Maximum [Member])	12 Months Ended
Dec. 31, 2014
Land use rights [Member] | Maximum [Member]
LAND USE RIGHTS, NET [Line Items]
Maximum useful life of land use rights	50 years